                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
                                               ----------------------

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Caledonia Investments plc
Address: Cayzer House, 30 Buckingham Gate, London England SW1E 6NN

Form 13F File Number: 28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mr. Graeme P. Denison
Title:   Company Secretary
Phone:   44-20-7802-8080

Signature, Place, and Date of Signing:

   /s/ GRAEME P. DENISON          London, England            July 16, 2009
---------------------------   -----------------------   ------------------------
        [Signature]                 City, State                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            2

Form 13F Information Table Value Total:      $68,761
                                        ------------
                                         (thousands)

List of Other Included Managers:

NONE

                            Caledonia Investments plc
                           FORM 13F INFORMATION TABLE
                                  June 30, 2009


                                                                                                          VOTING AUTHORITY
                      TITLE OF               VALUE     SHRS OR           PUT/   INVESTMENT   OTHER    -----------------------
  NAME OF ISSUER       CLASS      CUSIP    (X$1,000)   PRN AMT   SH/PRN  CALL   DISCRETION  MANAGERS  SOLE       SHARED  NONE
-------------------  ---------  ---------  ---------  ---------  ------  -----  ----------  --------  ---------  ------  ----
Bristow Group, Inc.     Common  110394103    $56,581  1,909,600  SH             SOLE                  1,909,600
Bristow Group, Inc.  Preferred  110394400    $12,180    300,000  SH             SOLE                    300,000